INTANGIBLE ASSETS AND GOODWILL - Schedule of Acquired Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	$ 56,569	$ 67,413
Accumulated Amortization	(56,311)	(66,764)
Net	258	650
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	53,118	61,058
Accumulated Amortization	(53,118)	(61,058)
Net	0	0
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	1,451	3,550
Accumulated Amortization	(1,193)	(3,002)
Net	258	549
Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Cost		805
Accumulated Amortization		(704)
Net		101
Distribution network
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	2,000	2,000
Accumulated Amortization	(2,000)	(2,000)
Net	$ 0	$ 0